December 29, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Consulting Group Capital Markets Funds (“Trust”)
SEC File No. 811-06318

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 70 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made pursuant to Rule 485(b) for the purpose of furnishing the Trust’s updated financial and performance information; and to make certain other non-material changes to other information contained in the Trust’s Registration Statement.

The Amendment does not contain disclosures that would render it ineligible to be filed pursuant to Rule 485(b).

Please contact the undersigned of Brown Brothers Harriman & Co., the Trust’s administrator, at (617) 772-1616, if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Suzan Barron
Suzan Barron
Assistant Secretary

cc:	Philip Stack (via email)
Timothy Levin, Esq. (via email)